April 12, 2022

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549
Attention: Filing Desk

Re:	Digital Funds Trust (the “Trust”) on behalf of its series, the Digital Funds S&P® 500 Bitcoin 75/25 Index ETF and the Digital Funds Tokenized S&P 500® EW Index Fund (the “Funds”)

Ladies and Gentlemen:

Enclosed for filing by the Trust on behalf of the Funds pursuant to (1) the Securities Act of 1933, as amended (“1933 Act”), and (2) the Investment Company Act of 1940, as amended (“1940 Act”), is the Funds’ Registration Statement on Form N-1A (“Registration Statement”).

If you have any questions or comments, please contact me at (202) 654-6378.

Sincerely,

/s/ Todd P. Zerega
Todd P. Zerega

cc:	Michael Willis